Trading liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Trading liabilities:
Trading liabilities	$ 52	$ 72
Interest Rate Swap [Member]
Trading liabilities:
Trading liabilities	52	65
Cross Currency Interest Rate Swaps [Member]
Trading liabilities:
Trading liabilities	0	7
Forward Foreign Exchange [Member]
Trading liabilities:
Trading liabilities	$ 0	$ 0